CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified		Total		San Diego Gas and Electric Company and Subsidiary [Member]	Southern California Gas Company [Member]	Preferred Stock Southern California Gas Company [Member]	Common Stock		Common Stock San Diego Gas and Electric Company and Subsidiary [Member]	Common Stock Southern California Gas Company [Member]	Retained Earnings		Retained Earnings San Diego Gas and Electric Company and Subsidiary [Member]	Retained Earnings Southern California Gas Company [Member]	Deferred Compensation E S O P [Member]		Accumulated Other Comprehensive Income (Loss)		Accumulated Other Comprehensive Income (Loss) San Diego Gas and Electric Company and Subsidiary [Member]	Accumulated Other Comprehensive Income (Loss) Southern California Gas Company [Member]	Total Shareholders' Equity		Total Shareholders' Equity San Diego Gas and Electric Company and Subsidiary [Member]	Noncontrolling Interests [Member]		Noncontrolling Interests [Member] San Diego Gas and Electric Company and Subsidiary [Member]
Equity, beginning of period at Dec. 31, 2008		$ 8,309	[1]	$ 2,670	$ 1,490	$ 22	$ 2,265	[1]	$ 1,138	$ 866	$ 6,235	[1]	$ 1,417	$ 630	$ (18)	[1]	$ (513)	[1]	$ (13)	$ (28)	$ 7,969	[1]	$ 2,542	$ 340	[1]	$ 128
Comprehensive income, net of income tax
Net income		1,122	[1]	373	274						1,129	[1]	349	274							1,129	[1]	349	(7)	[1]	24
Financial instruments				(2)	3														1	3			1			(3)
Pension and other postretirement benefits				2															2				2
Total other comprehensive income (loss)	[1]	141															144				144			(3)
Comprehensive income (loss)		1,263	[1]	373	277												144	[1]	3	3	1,273	[1]	352	(10)	[1]	21
Cumulative effect of change in accounting principle	[1]	(7)									(7)										(7)
Share-based compensation expense	[1]	38					38														38
Common stock dividends declared		(383)	[1]	(150)							(383)	[1]	(150)								(383)	[1]	(150)
Preferred stock dividends declared				(5)	(1)								(5)	(1)									(5)
Preferred dividends of subsidiaries	[1]	(10)									(10)										(10)
Issuance of common stock	[1]	114					114														114
Tax benefit related to share-based compensation	[1]	23					23														23
Repurchases of common stock	[1]	(22)					(22)														(22)
Common stock released from ESOP	[1]	15					10								5						15
Equity contributed by noncontrolling interests		7	[1]	6																				7	[1]	6
Distributions to noncontrolling interests		(9)	[1]	(9)																				(9)	[1]	(9)
Purchase of noncontrolling interest in subsidiary	[1]	(94)					(10)														(10)			(84)
Equity, end of period at Dec. 31, 2009		9,244	[1]	2,885	1,766	22	2,418	[1]	1,138	866	6,964	[1]	1,611	903	(13)	[1]	(369)	[1]	(10)	(25)	9,000	[1]	2,739	244	[1]	146
Comprehensive income, net of income tax
Net income		703	[1]	358	287						719	[1]	374	287							719	[1]	374	(16)	[1]	(16)
Financial instruments				7	3															3						7
Total other comprehensive income (loss)	[1]	46															39				39			7
Comprehensive income (loss)		749	[1]	365	290												39	[1]		3	758	[1]	374	(9)	[1]	(9)
Share-based compensation expense	[1]	38					38														38
Common stock dividends declared		(381)	[1]		(100)						(381)	[1]		(100)							(381)	[1]
Preferred stock dividends declared				(5)	(1)								(5)	(1)									(5)
Preferred dividends of subsidiaries	[1]	(10)									(10)										(10)
Issuance of common stock	[1]	64					64														64
Tax benefit related to share-based compensation	[1]	5					5														5
Repurchases of common stock	[1]	(502)					(502)														(502)
Common stock released from ESOP	[1]	18					13								5						18
Distributions to noncontrolling interests		(24)	[1]	(24)																				(24)	[1]	(24)
Equity, end of period at Dec. 31, 2010		9,201	[1]	3,221	1,955	22	2,036	[1]	1,138	866	7,292	[1]	1,980	1,089	(8)	[1]	(330)	[1]	(10)	(22)	8,990	[1]	3,108	211	[1]	113
Comprehensive income, net of income tax
Net income		1,381	[1]	455	288						1,339	[1]	436	288							1,339	[1]	436	42	[1]	19
Financial instruments				(36)	2															2						(36)
Pension and other postretirement benefits					(1)															(1)
Total other comprehensive income (loss)	[1]	(189)															(159)				(159)			(30)
Comprehensive income (loss)		1,192	[1]	419	289												(159)	[1]		1	1,180	[1]	436	12	[1]	(17)
Share-based compensation expense	[1]	48					48														48
Common stock dividends declared		(461)	[1]		(50)						(461)	[1]		(50)							(461)	[1]
Preferred stock dividends declared				(5)	(1)								(5)	(1)									(5)
Preferred dividends of subsidiaries	[1]	(8)									(8)										(8)
Capital contribution				200					200														200
Issuance of common stock	[1]	28					28														28
Repurchases of common stock	[1]	(18)					(18)														(18)
Common stock released from ESOP	[1]	20					14								6						20
Acquisition of South American entities	[1]	279																						279
Equity contributed by noncontrolling interests		36	[1]	6																				36	[1]	6
Distributions to noncontrolling interests	[1]	(16)																						(16)
Purchase of noncontrolling interest in subsidiary	[1]	(43)					(4)														(4)			(39)
Redemption of preferred stock of subidiary	[1]	(80)																						(80)
Equity, end of period at Dec. 31, 2011		$ 10,178	[1]	$ 3,841	$ 2,193	$ 22	$ 2,104	[1]	$ 1,338	$ 866	$ 8,162	[1]	$ 2,411	$ 1,326	$ (2)	[1]	$ (489)	[1]	$ (10)	$ (21)	$ 9,775	[1]	$ 3,739	$ 403	[1]	$ 102

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.